FAIR VALUE - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018
FAIR VALUE
Goodwill and Intangible Asset Impairment	$ 28,998	$ 0	$ 358